Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 132,908	$ 385,598
Gross Unrealized Gains		176
Gross Unrealized Losses	1,592	577
Fair Value	131,316	385,197
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	48,252	98,367
Gross Unrealized Gains		176
Gross Unrealized Losses	721	158
Fair Value	47,531	98,385
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,656	84,558
Gross Unrealized Losses	398	195
Fair Value	23,258	84,363
U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,297	60,794
Gross Unrealized Losses	264	148
Fair Value	16,033	60,646
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	30,883	52,504
Fair Value	30,883	52,504
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,312	47,108
Gross Unrealized Losses	135	34
Fair Value	9,177	47,074
Commercial Paper and Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		33,448
Fair Value		33,448
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,508	8,819
Gross Unrealized Losses	74	42
Fair Value	$ 4,434	$ 8,777